Financial risk management (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments [Table Text Block]
The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2023:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	2,613	Rs.	228	Rs.	60	Rs.	131	Rs.	3,032
Other investments		6,263		-		-		-		6,263
Trade and other receivables		51,106		266		978		294		52,644
Other assets		627		31		1,250		14		1,922
Total	Rs.	60,609	Rs.	525	Rs.	2,288	Rs.	439	Rs.	63,861
Liabilities:
Trade and other payables	Rs.	9,745	Rs.	2,496	Rs.	530	Rs.	302	Rs.	13,073
Long-term borrowings		1,346		90		19		102		1,557
Other liabilities and provisions		8,433		81		104		540		9,158
Total	Rs.	19,524	Rs.	2,667	Rs.	653	Rs.	944	Rs.	23,788

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2022:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	11,468	Rs.	205	Rs.	80	Rs	87	Rs.	11,840
Other investments		26		-		-		-		26
Trade and other receivables		44,443		382		945		144		45,914
Other assets		125		19		3		17		164
Total	Rs.	56,062	Rs.	606	Rs.	1,028	Rs.	248	Rs.	57,944
Liabilities:
Trade and other payables	Rs.	6,742	Rs.	2,019	Rs.	455	Rs.	284	Rs.	9,500
Long-term borrowings		1,885		29		16		52		1,982
Other liabilities and provisions		6,258		146		123		413		6,940
Total	Rs.	14,885	Rs.	2,194	Rs.	594	Rs.	749	Rs.	18,422

* Rounded to the nearest million.

Analysis of Age of Trade And Other Receivables [Table Text Block]
The aging of trade and other receivables is given below:

	As of March 31,
Particulars		2023		2022
Neither past due nor impaired	Rs.	65,528	Rs.	51,505
Past due
Less than 365 days		7,092		15,501
More than 365 days		1,123		1,006
	Rs.	73,743	Rs.	68,012
Less : Allowance for credit losses		(1,258)		(1,194)
Total	Rs.	72,485	Rs.	66,818

Maturity Analysis For Financial Liabilities [Table Text Block]
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2023:

Particulars	2024		2025		2026		2027		Thereafter		Total
Trade and other payables	Rs.	26,444	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	26,444
Bank overdraft, short-term borrowings		7,390		-		-		-		-		7,390
Derivative financial instruments		137		-		-		-		-		137
Other liabilities and provisions		30,110		-		-		-		816		30,926

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2022:

Particulars	2023		2024		2025		2026		Thereafter		Total
Trade and other payables	Rs.	25,572	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	25,572
Bank overdraft, short-term borrowings		27,082		-		-		-		-		27,082
Derivative financial instruments		479		-		-		-		-		479
Other liabilities and provisions		25,485		-		-		-		753		26,238